Variable Interest Entities VIEs (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 378,358,000	$ 424,155,000	$ 276,915,000	$ 302,991,000
Other current assets	16,745,000	10,096,000
Licenses	1,456,794,000	1,470,769,000	1,452,101,000
Property, plant and equipment, net	3,022,588,000	2,790,302,000
Other assets and deferred charges	78,148,000	59,290,000
Liabilities
Customer deposits and deferred revenues	192,113,000	181,355,000
Current liabilities	754,999,000	722,280,000
Capital contributions and advances	10,000,000	15,800,000
Noncontrolling interests with redemption features	493,000	1,005,000
Variable Interest Entities (VIE's)
Assets
Cash and cash equivalents	5,849,000	12,086,000
Other current assets	120,000	47,000
Licenses	308,091,000	483,059,000
Property, plant and equipment, net	16,443,000	9,450,000
Other assets and deferred charges	887,000	153,000
Total assets	331,390,000	504,795,000
Liabilities
Current liabilities	1,013,000	957,000
Deferred liabilities and credits	3,024,000
Total liabilities	$ 4,037,000	$ 957,000
VIE put options	true
Put option exercisable dates	The limited partnership agreements of Aquinas Wireless and King Street Wireless also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership. The general partner’s put options related to its interests in King Street Wireless and Aquinas Wireless will become exercisable in 2019 and 2020, respectively.
Carroll PCS
Business Acquisition, Preexisting Relationship
Date of acquisition	Dec. 05, 2012
Voting stock acquired	100.00%
Acquired entity	Carroll PCS, Inc.
Acquisition description	On September 7, 2012, U.S. Cellular acquired 100% of the ownership interest in Barat Wireless, Inc., the general partner of Barat Wireless, for an immaterial amount. On December 5, 2012, U.S. Cellular acquired 100% of the ownership interest in Carroll PCS, Inc., the general partner of Carroll Wireless, for an immaterial amount. Prior to these acquisitions, U.S. Cellular consolidated Barat Wireless, Barat Wireless, Inc., Carroll Wireless, and Carroll PCS, Inc. as VIEs. Subsequent to the acquisition dates these entities ceased to be VIEs but continue to be consolidated based on U.S. Cellular’s controlling financial interest in the entities.
Barat Wireless, Inc.
Business Acquisition, Preexisting Relationship
Date of acquisition	Sep. 07, 2012
Voting stock acquired	100.00%
Acquired entity	Barat Wireless, Inc.
Acquisition description	On September 7, 2012, U.S. Cellular acquired 100% of the ownership interest in Barat Wireless, Inc., the general partner of Barat Wireless, for an immaterial amount. On December 5, 2012, U.S. Cellular acquired 100% of the ownership interest in Carroll PCS, Inc., the general partner of Carroll Wireless, for an immaterial amount. Prior to these acquisitions, U.S. Cellular consolidated Barat Wireless, Barat Wireless, Inc., Carroll Wireless, and Carroll PCS, Inc. as VIEs. Subsequent to the acquisition dates these entities ceased to be VIEs but continue to be consolidated based on U.S. Cellular’s controlling financial interest in the entities.